Document And Entity Information	Jun. 13, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 13, 2023
Entity Registrant Name	Veritone, Inc.
Entity Central Index Key	0001615165
Entity Emerging Growth Company	false
Securities Act File Number	001-38093
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-1161641
Entity Address, Address Line One	1615 Platte Street
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(888)
Local Phone Number	507-1737
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	VERI
Security Exchange Name	NASDAQ
Amendment Description	EXPLANATORY NOTE